DISCONTINUED OPERATIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended							1 Months Ended		12 Months Ended	0 Months Ended				1 Months Ended	0 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Four Vessel [Member]	May 22, 2012 Hull 4029 [Member]	Feb. 20, 2012 Hull 4029 [Member]	Mar. 14, 2012 Endurance Shipping LLC Lease Agreements [Member]	Oct. 21, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Jan. 31, 2012 Prime Mountain Shipping Ltd. Agreement [Member]	Dec. 31, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Jul. 19, 2012 Hiona Vessel [Member]	Jul. 27, 2012 Hiotissa Vessel [Member]	Apr. 06, 2012 Hiona and Hiotissa Vessel [Member]	Apr. 05, 2012 NewLead Venetico Vessel [Member]	Mar. 21, 2012 Navios Serenity Vessel [Member]	Feb. 16, 2012 NewLead Esmeralda Vessel [Member]	Dec. 29, 2011 Grand Ocean Vessel [Member]	Dec. 20, 2011 Two LR One Product Tanker Vessels [Member]	Jan. 31, 2012 NewLead Compass and NewLead Compassion Vessels [Member]	Dec. 31, 2012 NewLead Compass and NewLead Compassion Vessels [Member]	Sep. 20, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Sep. 13, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Aug. 12, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Jan. 07, 2010 Saronikos Bridge Vessel [Member]	Jan. 20, 2010 MSC Seine Vessel [Member]	Dec. 22, 2011 NewLead Fortune and NewLead Avra Vessels [Member]	May 22, 2012 Handysize Syndicate Facility Agreement [Member]
Proceeds from sale of discontinued operations vessels												$ 28,500	$ 28,500		$ 9,450	$ 26,000	$ 11,400	$ 8,150		$ 79,197		$ 33,548	$ 33,548		$ 5,348	$ 5,399	$ 63,758
Disposals - Discontinued operations														18,011					8,640	14,267	14,267			4,931	1,226	1,271
Discontinued operation sales, address commission percentage										3.50%	3.50%			1.50%	4.25%			2.00%							1.00%	1.00%
Loss resulting from release of respective discontinued operations liabilities to lender	24,576
Discontinued operation sales, brokerage commission percentage																		1.00%							1.00%	1.00%
Discontinued operation sales, related party brokerage commission percentage																									1.00%	1.00%
Delay payment installment							7,400
Write Off Of Vessel Under Construction						7,240
Release Of Debt For Vessels Under Construction		5,492	0	0
Write off of purchase option liability upon termination of contract						1,779
Gain (loss) on contract termination						7,424		5,645
Part settlement of capital lease obligations									13,220
Impairment of long-lived assets to be disposed of		0	150,161	0
Loss On Sale Of Vessel From Discontinued Operations					669			5,645							1,268	49	28	457
Released Liability																												$ 7,400